Fair Value Measurements and Disclosures (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	$ 802,973
Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	1,817,113		3,027,158
Forwards	634,871		220,966
Total Assets	2,451,984		3,248,124
Liabilities [Abstract]
Futures	1,102,329		977,762
Forwards	535,154		142,891
Total Liabilities	1,637,483		1,120,653
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	802,973		848,606
Net fair value	1,617,474	[1]	2,976,077	[1]
Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	1,817,113		3,027,158
Forwards	0		0
Total Assets	1,817,113		3,027,158
Liabilities [Abstract]
Futures	1,102,329		977,762
Forwards	0		0
Total Liabilities	1,102,329		977,762
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	714,784	[1]	2,049,396	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	634,871		220,966
Total Assets	634,871		220,966
Liabilities [Abstract]
Futures	0		0
Forwards	535,154		142,891
Total Liabilities	535,154		142,891
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	99,717	[1]	78,075	[1]
Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Assets		[2]		[2]
Liabilities [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Liabilities		[2]		[2]
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[1],[2]		[1],[2]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(2,389,680)		(2,392,751)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	799,204		1,856,568
Forwards	1,179,980		1,386,487
Total Assets	1,979,184		3,243,055
Liabilities [Abstract]
Futures	420,203		704,278
Forwards	274,802		56,077
Total Liabilities	695,005		760,355
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(2,389,680)		(2,392,751)
Net fair value	(1,105,501)	[3]	89,949	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	799,204		1,856,568
Forwards	0		0
Total Assets	799,204		1,856,568
Liabilities [Abstract]
Futures	420,203		704,278
Forwards	0		0
Total Liabilities	420,203		704,278
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	379,001	[3]	1,152,290	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	1,179,980		1,386,487
Total Assets	1,179,980		1,386,487
Liabilities [Abstract]
Futures	0		0
Forwards	274,802		56,077
Total Liabilities	274,802		56,077
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	905,178	[3]	1,330,410	[3]
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Assets		[2]		[2]
Liabilities [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Total Liabilities		[2]		[2]
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2],[3]		[2],[3]
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(43,191)		(49,877)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Fair Value Measured on a Recurring Basis [Member]
Assets [Abstract]
Futures	1,843,698		2,222,818
Forwards	134,205		31,450
Options Purchased			1,720
Total Assets	1,977,903		2,255,988
Liabilities [Abstract]
Futures	1,188,296		705,532
Forwards	58,704		22,302
Options Written			3,973
Total Liabilities	1,247,000		731,807
Assets and Liabilities Measured at Fair Value [Abstract]
Unrealized currency gain (loss)	(43,191)		(49,877)
Net fair value	687,712	[4]	1,474,304
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Futures	1,843,698		2,222,818
Forwards	0		0
Options Purchased			1,720
Total Assets	1,843,698		2,224,538
Liabilities [Abstract]
Futures	1,188,296		705,532
Forwards	0		0
Options Written			3,973
Total Liabilities	1,188,296		709,505
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	655,402	[4]	1,515,033
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Futures	0		0
Forwards	134,205		31,450
Options Purchased			0
Total Assets	134,205		31,450
Liabilities [Abstract]
Futures	0		0
Forwards	58,704		22,302
Options Written			0
Total Liabilities	58,704		22,302
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value	75,501	[4]	9,148
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Fair Value Measured on a Recurring Basis [Member] | Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Options Purchased				[2]
Total Assets		[2]		[2]
Liabilities [Abstract]
Futures		[2]		[2]
Forwards		[2]		[2]
Options Written				[2]
Total Liabilities		[2]		[2]
Assets and Liabilities Measured at Fair Value [Abstract]
Net fair value		[2],[4]		[2]

[1]	This amount comprises of the "Total net unrealized gain on open contracts" on the Statements of Financial Condition. During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.
[2]	n/a
[3]	This amount comprises of the "Total net unrealized gain (loss) on open contracts" on the Statements of Financial Condition. During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.
[4]	This amount comprises of the "Total net unrealized gain on open contracts" and "Options purchased" and "Options written" on the Statements of Financial Condition. During the twelve months ended December 31, 2012 and 2011, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.